Document and Entity Information - shares	3 Months Ended
	Mar. 31, 2018	Apr. 30, 2018
Entity Information [Line Items]
Entity Registrant Name	PBF LOGISTICS LP
Entity Central Index Key	0001582568
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Common Units [Member]
Entity Information [Line Items]
Entity Common Units, Units Outstanding (in shares)		41,979,148